Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 24, 2025	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000117696
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		$ 10,000			$ 11,614	$ 11,812	$ 11,803	$ 10,599	$ 14,786	$ 12,038	$ 13,976	$ 17,002	$ 18,654	$ 26,319
C000117697
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		1,000,000			1,172,596	1,204,470	1,215,728	1,103,155	1,554,413	1,278,532	1,498,157	1,840,497	2,040,879	2,906,844
C000263314
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value	$ 10,000		$ 12,684
C000117698
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Emerging Markets High Dividend Fund
Accumulated Value		10,000			11,696	11,987	12,066	10,923	15,347	12,592	14,724	18,044	19,951	28,366
C000163394
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		10,000			10,966	10,837	11,700	10,904	14,574	14,008	14,903	15,402	16,566	18,501
C000163395
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		1,000,000			1,107,944	1,105,298	1,205,054	1,133,730	1,531,585	1,487,131	1,597,948	1,668,016	1,811,015	2,043,585
C000163396
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Enhanced Equity Income Fund
Accumulated Value		10,000			11,048	11,002	11,958	11,231	15,136	14,654	15,696	16,362	17,714	19,936
C000018479
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		10,000			11,075	11,477	12,496	11,004	14,763	14,129	15,184	16,188	17,935	21,329
C000018480
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		1,000,000			1,116,287	1,170,616	1,287,869	1,145,769	1,552,293	1,500,366	1,628,218	1,754,043	1,963,257	2,356,119
C000018478
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen High Dividend Equity Fund
Accumulated Value		10,000			11,135	11,655	12,783	11,343	15,325	14,783	16,005	17,191	19,200	22,982
C000018482
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		10,000			11,190	10,928	10,851	10,232	12,986	11,119	12,620	14,264	16,731	19,439
C000018483
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		1,000,000			1,130,246	1,115,130	1,118,904	1,065,123	1,365,953	1,181,754	1,354,686	1,546,736	1,833,006	2,151,560
C000018481
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen International High Dividend Fund
Accumulated Value		10,000			11,272	11,091	11,087	10,534	13,478	11,630	13,291	15,141	17,891	20,943
C000079421
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		10,000			11,989	12,775	12,391	10,492	17,688	16,430	16,970	17,729	17,576	20,806
C000079420
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		1,000,000			1,211,143	1,303,483	1,276,547	1,091,589	1,859,431	1,745,768	1,820,032	1,922,208	1,924,725	2,299,160
C000079419
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Small Cap Value Fund
Accumulated Value		10,000			12,081	12,972	12,677	10,801	18,362	17,197	17,876	18,839	18,816	22,424
C000117699
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		10,000			11,530	12,366	13,434	12,614	16,673	15,431	16,800	18,120	20,188	26,093
C000117700
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		1,000,000			1,165,343	1,261,442	1,384,256	1,313,414	1,752,347	1,638,303	1,801,546	1,963,285	2,209,815	2,885,351
C000117701
Account Value [Line Items]
Line Graph and Table Measure Name				Cullen Value Fund
Accumulated Value		10,000			11,619	12,544	13,733	12,994	17,298	16,137	17,698	19,236	21,589	28,127
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		10,000			11,206	12,021	12,403	11,046	14,059	13,691	14,926	16,256	17,922	21,030
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		1,000,000			1,120,583	1,202,147	1,240,325	1,104,606	1,405,893	1,369,099	1,492,647	1,625,641	1,792,224	2,103,024
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value		10,000			11,206	12,021	12,403	11,046	14,059	13,691	14,926	16,256	17,922	21,030
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,178,961	1,348,426	1,488,897	1,600,640	2,253,607	2,014,369	2,409,065	3,000,638	3,455,645	4,227,117
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,248,570	1,412,122	1,324,070	1,092,663	1,893,362	1,585,114	1,680,340	1,863,426	1,966,573	2,812,317
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			12,374	13,390	13,551	13,092	18,447	13,783	14,024	15,784	18,197	26,113
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		1,000,000			1,237,449	1,338,954	1,355,129	1,309,218	1,844,745	1,378,291	1,402,415	1,578,384	1,819,657	2,611,339
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 12,993
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			12,374	13,390	13,551	13,092	18,447	13,783	14,024	15,784	18,197	26,113
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,178,961	1,348,426	1,488,897	1,600,640	2,253,607	2,014,369	2,409,065	3,000,638	3,455,645	4,227,117
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,155,302	1,233,519	1,337,903	1,219,680	1,752,479	1,632,969	1,821,411	2,059,225	2,341,382	2,975,661
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			12,045	12,922	13,088	12,460	16,910	13,626	15,359	17,144	20,183	25,765
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		1,000,000			1,204,504	1,292,172	1,308,823	1,245,963	1,691,010	1,362,631	1,535,900	1,714,421	2,018,271	2,576,465
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		1,000,000			1,202,676	1,284,965	1,298,848	1,232,188	1,630,804	1,341,014	1,592,744	1,776,497	2,091,415	2,514,565
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			12,045	12,922	13,088	12,460	16,910	13,626	15,359	17,144	20,183	25,765
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,803	13,519	14,873	15,986	22,871	19,890	23,741	29,410	34,017	41,504
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,180,296	1,351,878	1,487,325	1,598,588	2,287,139	1,989,008	2,374,149	2,941,034	3,401,731	4,150,423
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,803	13,519	14,873	15,986	22,871	19,890	23,741	29,410	34,017	41,504
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		1,000,000			1,155,302	1,233,519	1,337,903	1,219,680	1,752,479	1,632,969	1,821,411	2,059,225	2,341,382	2,975,661
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		1,000,000			1,178,961	1,348,426	1,488,897	1,600,640	2,253,607	2,014,369	2,409,065	3,000,638	3,455,645	4,227,117
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		$ 10,000			$ 11,553	$ 12,335	$ 13,379	$ 12,197	$ 17,525	$ 16,330	$ 18,214	$ 20,592	$ 23,414	$ 29,757